FT Vest U.S. Equity Quarterly Max Buffer ETF Average Annual Total Returns		12 Months Ended		14 Months Ended		15 Months Ended	18 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	17.88%	15.19%	16.11%	16.82%	17.38%
FT Vest U.S. Equity Quarterly Max Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	8.46%
Performance Inception Date	Dec. 20, 2024
FT Vest U.S. Equity Quarterly Max Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.20%	8.46%
FT Vest U.S. Equity Quarterly Max Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.25%	5.01%